Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock Including Additional Paid in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	61,566,076
Balance at Dec. 31, 2019	$ 73,773	$ 342	$ (66,988)	$ 7,127
Share based payment activity (in shares)	101,592
Share based payment activity	$ 35			35
Beneficial conversion feature on paid-in-kind interest	3			3
Net loss			(891)	(891)
Other comprehensive income (loss)		(87)		$ (87)
Exercise of stock options (in shares)				0
Balance (in shares) at Mar. 31, 2020	61,667,668
Balance at Mar. 31, 2020	$ 73,811	255	(67,879)	$ 6,187
Balance (in shares) at Dec. 31, 2020	61,975,748			61,975,748
Balance at Dec. 31, 2020	$ 73,953	411	(69,985)	$ 4,379
Share based payment activity (in shares)
Share based payment activity	$ 53			53
Beneficial conversion feature on paid-in-kind interest	2			2
Net loss			(719)	(719)
Other comprehensive income (loss)		8		8
Common stock issuance on conversion of notes payable (in shares)	2,385,058
Common stock issuance on conversion of notes payable	$ 763			$ 763
Exercise of stock options (in shares)	25,000			25,000
Exercise of stock options	$ 9			$ 9
Balance (in shares) at Mar. 31, 2021	64,385,806			64,385,806
Balance at Mar. 31, 2021	$ 74,780	$ 419	$ (70,704)	$ 4,495